PREPAIDS AND OTHER (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 93	$ 902
Insurance and licenses	608	634
Deposit Assets	2,161	1,667
Other	5,144	3,327
Prepaids and other	$ 8,006	$ 6,530